Income Taxes (Details) - Schedule of deferred tax assets and liabilities classified in consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax assets (under "Other non-current assets")	$ 1,283	$ 1,301
Deferred tax liabilities	5,638	7,341
Net deferred tax assets (liabilities)	$ (4,355)	$ (6,040)